RECENT DEVELOPMENT (Details)	Jun. 13, 2018 USD ($)	Apr. 04, 2018 ILS (₪)	Apr. 02, 2018 ILS (₪)
Research and Development [Abstract]
Authorized and registered share capital | ₪		₪ 24,000,000	₪ 12,500,000
Additional grant from Israel Innovation Authority | $	$ 295,000